Equity (Details)					1 Months Ended	12 Months Ended
		Mar. 30, 2024	Jul. 31, 2023 shares	Dec. 23, 2022	Jun. 30, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2023 shares	May 13, 2025 $ / shares shares	Apr. 25, 2025 $ / shares	Sep. 27, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2022 shares	Jun. 30, 2022 shares
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504		$ 0.002
Reverse stock split		1-for-5
Authorized share capital						2,231,734,400
Divided ordinary shares						860,000,000
Ordinary shares, shares outstanding													440,693
Conversion ratio				0.7807324		0.7807324
Recapitalized ordinary share						32,658
Converted ordinary shares					10,000		10,000
Converted shares					10,000		10,000
After-tax profits percentage						10.00%
Reserve funds percentage						50.00%
Statutory reserves (in Dollars) | $						$ 1,117,828					$ 1,117,828
Consolidated net assets (in Dollars) | $						$ 66,388,083					$ 66,396,340
Common Stock [Member]
Equity [Line Items]
Par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares, shares issued												312,838
Beijing Deran [Member]
Equity [Line Items]
Stock split shares							18,046
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock voting						one
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]					$ 0.002					$ 0.002
Reverse stock split						179,649
Ordinary shares, shares authorized	[1]					20,000,000					20,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares, issued								20
Number of ordinary shares								1
Ordinary shares, outstanding								20,000,000
Price per share (in Dollars per share) | $ / shares								$ 0.002
Ordinary shares, shares outstanding	[1]					852,081					664,887
Ordinary shares, shares issued	[1]					852,081					664,887
Share issued						259,361
Warrants to subscribe						179,649
Converted ordinary shares						1
Class A Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.519008
Reverse stock split						one
Class A Ordinary Shares [Member] | Share Consolidation [Member] | Equity [Member]
Equity [Line Items]
Stock split shares						5
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.519008
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.0001
Authorized share capital						458,694,920
Ordinary shares, shares authorized						400,000,000
Ordinary shares, outstanding					500,992	852,088	500,992				664,887		97,376
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Share issued						187,201
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Reverse stock split						1-for-5
Ordinary shares, shares authorized						400,000,000
Ordinary shares, shares outstanding						297,885					297,885
Warrants to subscribe						545,840
Shares outstanding						852,088					664,887
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Warrant [Member]
Equity [Line Items]
Reverse stock split shares						74,061
Class A Ordinary Shares [Member] | Beijing Hydrogen [Member]
Equity [Line Items]
Acquisition of non-controlling interest							1,278
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock voting						15 votes
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]					$ 0.002					$ 0.002
Ordinary shares, shares authorized	[1]					230,000,000					230,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares, issued								2,025
Number of ordinary shares								86,000
Ordinary shares, outstanding								23,000,000
Price per share (in Dollars per share) | $ / shares								$ 0.002
Ordinary shares, shares outstanding	[1]					297,885					297,885
Ordinary shares, shares issued	[1]					297,885					297,885
Converted ordinary shares			163.895
Class B Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Reverse stock split						one
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504				$ 0.0001
Reverse stock split						five
Ordinary shares, shares authorized						460,000,000
Ordinary shares, outstanding					461,780	297,885	461,780				297,885		246,690
Class B Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Stock split shares					10,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Ordinary shares, shares authorized						460,000,000
Common share not deemed outstanding						74,061
Common Stock [Member]
Equity [Line Items]
Ordinary shares, outstanding								43,000,000
Price per share (in Dollars per share) | $ / shares								$ 0.002

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.